Right-of-Use Asset/Lease Liability (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Right-of-Use Asset/Lease Liability [Line Items]
Lease liability interest charged	RM 2,828	$ 631	RM 5,916	$ 1,287
Payment of principal and interest	66,000	$ 14,732	66,000	$ 14,363
Leases of office equipment	RM 5,000
Short-term lease agreement period	12 years	12 years
Payments of lease liabilities	RM 66,000		RM 5,916
Office Space [Member]
Right-of-Use Asset/Lease Liability [Line Items]
	2 years	2 years
Office equipment [member]
Right-of-Use Asset/Lease Liability [Line Items]
	12 months	12 months